Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended
		Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025		Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Goodwill [Line Items]
Goodwill					$ 18,856		$ 26,753	$ 26,753
Goodwill Acquired								0
Goodwill Impairment		$ (6,700)	$ 0	$ 0	0		(6,675)	(6,675)		$ 0
Adjustments					1,724	[1]		(1,222)	[2]
Goodwill			$ 0		0			18,856		26,753
North America [Member]
Goodwill [Line Items]
Goodwill					0		6,675	6,675
Goodwill Acquired								0
Goodwill Impairment								(6,675)
Adjustments	[2]							0
Goodwill								0		6,675
International [Member]
Goodwill [Line Items]
Goodwill					$ 18,856		$ 20,078	20,078
Goodwill Acquired								0
Goodwill Impairment								0
Adjustments	[2]							(1,222)
Goodwill								$ 18,856		$ 20,078

[1]	The adjustments to goodwill pertain to foreign currency translation adjustments, which totaled positive $1.7 million for the five months ended May 31, 2025, the date immediately preceding the completion of the sale of Ryvyl EU on June 1, 2025.
[2]	The adjustments to goodwill pertain to foreign currency translation adjustments, which totaled negative $1.2 million for the twelve months ended December 31, 2024.